Stock-Based Compensation (Activities Related to Performance-based Stock Compensation) (Detail) - Performance-based stock compensation - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at the beginning of the year	0
Number of shares, Granted during fiscal year	365,074	574,900
Number of shares, Vested during fiscal year	365,074	574,900
Number of shares, Forfeited during fiscal year	0
Nonvested at the end of the year	0	0
Weighted-average grant-date fair value, Nonvested at the beginning of the year	¥ 0
Weighted-average grant-date fair value, Granted during fiscal year	1,390.08	¥ 1,595.89
Weighted-average grant-date fair value, Vested during fiscal year	1,390.08	1,595.89
Weighted-average grant-date fair value, Forfeited during fiscal year	0
Weighted-average grant-date fair value, Nonvested at the ending of the year	¥ 0	¥ 0
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at the beginning of the year	1,142,329	1,515,709
Number of shares, Granted during fiscal year	730,726	328,100
Number of shares, Vested during fiscal year	245,266	701,480
Number of shares, Forfeited during fiscal year	0
Nonvested at the end of the year	1,627,789	1,142,329
Weighted-average grant-date fair value, Nonvested at the beginning of the year	¥ 1,775.08	¥ 1,834.99
Weighted-average grant-date fair value, Granted during fiscal year	1,390.08	1,595.89
Weighted-average grant-date fair value, Vested during fiscal year	1,665.35	1,820.70
Weighted-average grant-date fair value, Forfeited during fiscal year	0
Weighted-average grant-date fair value, Nonvested at the ending of the year	¥ 1,618.79	¥ 1,775.08